UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 930.00	$ 5.57
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.82
Class T
Actual	$ 1,000.00	$ 929.20	$ 6.57
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.87
Class B
Actual	$ 1,000.00	$ 926.50	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 9.72
Class C
Actual	$ 1,000.00	$ 926.50	$ 9.20
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.62
Institutional Class
Actual	$ 1,000.00	$ 931.00	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.16%
Class T	1.37%
Class B	1.94%
Class C	1.92%
Institutional Class	.92%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	4.4	0.9
Barrick Gold Corp.	2.3	1.1
Weatherford International Ltd.	2.1	1.3
Juniper Networks, Inc.	2.0	2.5
AGCO Corp.	1.8	2.0
Wal-Mart Stores, Inc.	1.7	0.3
Thermo Fisher Scientific, Inc.	1.6	0.9
Accenture Ltd. Class A	1.5	0.4
Janus Capital Group, Inc.	1.5	0.2
Deere & Co.	1.4	1.6
	20.3
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	20.0
Health Care	14.2	13.0
Energy	13.8	12.8
Materials	11.8	8.4
Industrials	10.8	13.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 92.7%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	22.0%	** Foreign investments	26.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 2.0%
Amerigon, Inc. (a)	115,117	$ 818,482
Autoliv, Inc.	30	1,399
Automotive Axles Ltd.	4,661	26,220
BorgWarner, Inc.	50,200	2,227,876
Fuel Systems Solutions, Inc. (a)(d)	248,517	9,567,905
Gentex Corp.	1,252,525	18,086,461
Hota Industrial Manufacturing Co. Ltd.	541,700	587,155
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	13,323
New Focus Auto Tech Holdings Ltd.	1,127,910	222,768
Nokian Tyres Ltd.	245,700	11,654,025
		43,205,614
Automobiles - 0.0%
Geely Automobile Holdings Ltd.	7,295,000	832,672
Hyundai Motor Co.	537	36,433
		869,105
Diversified Consumer Services - 0.1%
Benesse Corp.	16,100	652,098
Capella Education Co. (a)	13,600	811,240
Educomp Solutions Ltd.	6,500	390,575
Hillenbrand, Inc.	17,500	374,500
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,200	1,180,084
Strayer Education, Inc.	200	41,814
		3,450,311
Hotels, Restaurants & Leisure - 0.9%
Cafe de Coral Holdings Ltd.	162,000	290,872
Jollibee Food Corp.	1,299,300	999,573
Minor International PCL (For. Reg.)	464,420	194,521
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,120,842
Papa John's International, Inc. (a)	72,586	1,930,062
Peet's Coffee & Tea, Inc. (a)	192	3,805
Shangri-La Asia Ltd.	250,000	583,539
Sonic Corp. (a)	133,696	1,978,701
St. Marc Holdings Co. Ltd. (d)	141,700	6,086,299
Starbucks Corp. (a)	112,608	1,772,450
Starwood Hotels & Resorts Worldwide, Inc.	81,600	3,269,712
TAJ GVK Hotels & Resorts Ltd.	58,333	140,975
		18,371,351
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
Cyrela Brazil Realty SA	200	$ 2,759
Henry Boot PLC	102,500	221,256
Newell Rubbermaid, Inc.	37,920	636,677
Sharp Corp.	112,000	1,824,029
Sharp Corp. ADR	153,700	2,511,458
Whirlpool Corp.	39,000	2,407,470
Woongjin Coway Co. Ltd.	15,650	459,106
		8,062,755
Internet & Catalog Retail - 1.3%
Priceline.com, Inc. (a)(d)	237,878	27,465,394
Leisure Equipment & Products - 0.6%
Giant Manufacturing Co. Ltd.	1,135,000	3,047,557
Hasbro, Inc.	185,500	6,626,060
Mizuno Corp.	30,000	174,351
Nikon Corp.	86,000	2,511,185
SHIMANO, Inc.	5,400	271,106
		12,630,259
Media - 0.6%
Cinemax India Ltd.	63,270	144,506
Clear Media Ltd. (a)	1,000	872
Entertainment Network (India) Ltd. (a)	23,177	198,136
Eros International PLC (a)	267,600	1,498,250
Inox Leisure Ltd.	74,668	126,621
Marvel Entertainment, Inc. (a)(d)	266,256	8,557,468
PVR Ltd.	82,480	309,804
Trader Classified Media NV (NY Shares) Class A	8,000	1,008
ValueCommerce Co. Ltd. (a)	193	43,176
VisionChina Media, Inc. ADR (d)	144,000	2,285,280
Voyager Learning Co. (a)	9,800	53,410
		13,218,531
Multiline Retail - 0.1%
Pantaloon Retail India Ltd.	103,096	1,019,811
Ryohin Keikaku Co. Ltd.	21,700	1,160,985
		2,180,796
Specialty Retail - 2.5%
ABC-Mart, Inc.	461,700	11,872,472
Belle International Holdings Ltd.	205,000	184,565
Brown Shoe Co., Inc.	112,835	1,528,914
Gamestop Corp. Class A (a)(d)	410,275	16,575,110
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Golfsmith International Holdings, Inc. (a)	100	$ 228
Hot Topic, Inc. (a)	640,860	3,467,053
Inditex SA	213	9,764
Nafco Co. Ltd.	400	6,217
Nitori Co. Ltd.	48,050	2,471,182
Otsuka Kagu Ltd.	21,300	234,738
Pou Sheng International (Holdings) Ltd.	25,612	7,883
Ross Stores, Inc.	344,809	12,247,616
Sally Beauty Holdings, Inc. (a)(d)	471,082	3,043,190
TJX Companies, Inc.	42,109	1,325,170
		52,974,102
Textiles, Apparel & Luxury Goods - 0.7%
China Dongxiang Group Co. Ltd.	3,832,000	1,548,084
China Ting Group Holdings Ltd.	2,464,000	398,171
Gitanjali Gems Ltd.	30,792	179,028
Hartmarx Corp. (a)	39,807	86,381
Koutons Retail India Ltd.	88,394	1,511,325
Liz Claiborne, Inc.	73,300	1,037,195
Prime Success International Group Ltd.	2,134,000	1,179,588
Shenzhou International Group Holdings Ltd.	40,000	10,670
Stella International Holdings Ltd.	474,000	849,853
VF Corp.	72,438	5,156,137
Yue Yuen Industrial Holdings Ltd.	1,024,500	2,433,389
		14,389,821
TOTAL CONSUMER DISCRETIONARY		196,818,039
CONSUMER STAPLES - 9.5%
Beverages - 1.7%
C&C Group PLC	10,427	57,594
Heineken NV (Bearer)	65,700	3,345,679
Molson Coors Brewing Co. Class B	498,544	27,085,896
The Coca-Cola Co.	118,500	6,159,630
		36,648,799
Food & Staples Retailing - 3.2%
BJ's Wholesale Club, Inc. (a)	77,800	3,010,860
Daikokutenbussan Co. Ltd.	16,300	115,304
Heng Tai Consumables Group Ltd. (a)	6,268,400	803,924
Plant Co. Ltd.	9,800	30,739
Safeway, Inc.	813,849	23,235,389
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tsuruha Holdings, Inc.	149,900	$ 4,913,597
Valor Co. Ltd.	77,400	726,867
Wal-Mart Stores, Inc.	634,900	35,681,380
		68,518,060
Food Products - 4.0%
Britannia Industries Ltd.	6,665	223,409
Cal-Maine Foods, Inc. (d)	127,284	4,199,099
Calavo Growers, Inc.	6,506	79,699
CCL Products (India) Ltd.	25,053	93,956
Cermaq ASA	50,000	595,498
Chaoda Modern Agriculture (Holdings) Ltd.	464,000	585,560
Chiquita Brands International, Inc. (a)(d)	107,800	1,635,326
ConAgra Foods, Inc. (d)	495,560	9,554,397
Corn Products International, Inc.	556,858	27,347,296
Del Monte Foods Co.	309,300	2,196,030
Golden Agri-Resources Ltd.	276,000	182,580
Hokuto Corp.	143,500	3,473,791
Hormel Foods Corp.	605,064	20,941,265
Kellogg Co.	117,700	5,651,954
REI Agro Ltd. (a)	177	5,626
Sara Lee Corp.	175,953	2,155,424
Tasty Baking Co.	50,231	273,759
Toyo Suisan Kaisha Ltd.	260,000	5,877,643
		85,072,312
Household Products - 0.3%
Clorox Co.	71,444	3,729,377
Pigeon Corp.	45,300	910,992
Procter & Gamble Co.	2,400	145,944
		4,786,313
Personal Products - 0.3%
Beiersdorf AG	800	58,732
Concern Kalina OJSC sponsored ADR	30,300	1,015,976
Dabur India Ltd.	326,985	602,100
Godrej Consumer Products Ltd.	44,723	140,117
Hengan International Group Co. Ltd.	946,000	2,790,471
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Natura Cosmeticos SA	200	$ 2,077
Shiseido Co. Ltd. sponsored ADR	71,900	1,640,758
		6,250,231
TOTAL CONSUMER STAPLES		201,275,715
ENERGY - 13.8%
Energy Equipment & Services - 10.1%
Dresser-Rand Group, Inc. (a)	573,400	22,419,940
ENSCO International, Inc.	351,710	28,397,065
Grey Wolf, Inc. (a)	700	6,321
Helix Energy Solutions Group, Inc. (a)(d)	235,934	9,824,292
ION Geophysical Corp. (a)(d)	470,764	8,214,832
Lufkin Industries, Inc.	8,000	666,240
Nabors Industries Ltd. (a)	514,032	25,305,795
National Oilwell Varco, Inc. (a)	142,811	12,670,192
Newpark Resources, Inc. (a)	2,346,981	18,447,271
Parker Drilling Co. (a)(d)	1,031,889	10,329,209
Patterson-UTI Energy, Inc.	350,783	12,642,219
Pioneer Drilling Co. (a)(d)	75,112	1,412,857
Pride International, Inc. (a)	314,059	14,851,850
Rowan Companies, Inc.	122,600	5,731,550
Weatherford International Ltd. (a)	890,300	44,149,977
Willbros Group, Inc. (a)	14,100	617,721
		215,687,331
Oil, Gas & Consumable Fuels - 3.7%
Brigham Exploration Co. (a)	17,330	274,334
Canadian Natural Resources Ltd.	54,500	5,391,455
Chesapeake Energy Corp.	272,675	17,985,643
Comstock Resources, Inc. (a)	34,979	2,953,277
Denbury Resources, Inc. (a)	120,456	4,396,644
Forest Oil Corp. (a)	14,200	1,057,900
Holly Corp.	260,977	9,635,271
Hugoton Royalty Trust	20,400	754,800
International Coal Group, Inc. (a)(d)	1,435,622	18,734,867
Murphy Oil Corp.	2,700	264,735
Oil Search Ltd.	269,409	1,756,412
Patriot Coal Corp. (a)	10	1,533
Rosetta Resources, Inc. (a)	123,379	3,516,302
Swift Energy Co. (a)(d)	85,500	5,648,130
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	145,200	$ 2,870,604
Valero Energy Corp.	93,350	3,844,153
		79,086,060
TOTAL ENERGY		294,773,391
FINANCIALS - 4.2%
Capital Markets - 1.8%
JAFCO Co. Ltd.	12,300	420,562
Janus Capital Group, Inc. (d)	1,191,929	31,550,361
Marusan Securities Co. Ltd. (d)	705,100	4,436,554
Sparx Group Co. Ltd.	3,139	1,085,116
W.P. Carey & Co. LLC	43,681	1,254,082
		38,746,675
Commercial Banks - 0.7%
Allahabad Bank	242,596	317,312
Aozora Bank Ltd.	149,000	341,045
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	197,147	3,191,810
Bank of Baroda	322,360	1,557,871
Bank of India	27,241	137,760
Boston Private Financial Holdings, Inc.	1,154	6,543
Corporation Bank Ltd.	147,100	894,490
Fifth Third Bancorp	34,200	348,156
Hiroshima Bank Ltd.	40,000	178,213
Iyo Bank Ltd.	55,000	643,950
Juroku Bank Ltd.	311,000	1,526,219
National Penn Bancshares, Inc.	15,661	207,978
Oriental Bank of Commerce	40,643	133,321
Sumitomo Trust & Banking Co. Ltd.	620,600	4,337,448
The Jammu & Kashmir Bank Ltd.	101	1,246
UCO Bank	307,126	230,005
Union Bank of India	169,878	455,578
Wachovia Corp.	65,300	1,014,109
		15,523,054
Consumer Finance - 0.0%
African Dawn Capital Ltd. (a)	93,600	56,653
Capital One Financial Corp.	14,600	554,946
		611,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
Admiral Group PLC	216	$ 3,418
Protective Life Corp.	89,156	3,392,386
Reinsurance Group of America, Inc.	107,124	4,662,036
		8,057,840
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	37,200	1,303,116
Senior Housing Properties Trust (SBI)	497,505	9,716,273
SL Green Realty Corp.	13,600	1,124,992
		12,144,381
Real Estate Management & Development - 0.5%
Ayala Land, Inc.	3,521,280	753,803
Babis Vovos International Technical SA (a)	2,800	92,172
Capital & Regional PLC	99,406	375,645
Cyrela Commercial Properties SA Empreendimentos e Participações	220	1,496
Hopson Development Holdings Ltd.	414,000	465,649
Kenedix, Inc.	4,956	6,068,667
Megaworld Corp.	2,953,000	80,336
New World China Land Ltd.	2,364,400	1,225,070
Robinsons Land Corp.	522,000	86,137
Shun Tak Holdings Ltd.	354,000	331,425
Songbird Estates PLC Class B	140,800	322,637
SPG Land (Holdings) Ltd.	283,000	135,743
		9,938,780
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	54,400	1,061,344
Farmer Mac Class C (non-vtg.)	95,850	2,375,163
Housing Development Finance Corp. Ltd.	12,813	586,434
		4,022,941
TOTAL FINANCIALS		89,045,270
HEALTH CARE - 14.2%
Biotechnology - 1.2%
3SBio, Inc. sponsored ADR (a)	13,100	118,686
Alnylam Pharmaceuticals, Inc. (a)	168	4,491
Amylin Pharmaceuticals, Inc. (a)	4,400	111,716
Basilea Pharmaceutica AG (a)	10,253	1,665,304
BioCryst Pharmaceuticals, Inc. (a)(d)	154,761	433,331
Cubist Pharmaceuticals, Inc. (a)	145,259	2,594,326
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp.	172	$ 112
Grifols SA	90,990	2,898,044
Human Genome Sciences, Inc. (a)(d)	332,832	1,734,055
Insmed, Inc. (a)	209,535	82,787
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	218,940
Myriad Genetics, Inc. (a)(d)	137,685	6,267,421
OREXIGEN Therapeutics, Inc. (a)	34,478	272,031
Sangamo Biosciences, Inc. (a)(d)	881,015	8,766,099
Seattle Genetics, Inc. (a)	51,967	439,641
Trubion Pharmaceuticals, Inc. (a)	4,955	22,099
		25,629,083
Health Care Equipment & Supplies - 5.4%
Abiomed, Inc. (a)(d)	42,700	757,925
Angiodynamics, Inc. (a)	100	1,362
Baxter International, Inc.	44,150	2,822,951
Becton, Dickinson & Co.	212,378	17,266,331
Boston Scientific Corp. (a)	374,000	4,596,460
DENTSPLY International, Inc.	118,329	4,354,507
Edwards Lifesciences Corp. (a)	220,668	13,690,243
Haemonetics Corp. (a)	70,586	3,914,700
Insulet Corp.	71,532	1,125,198
Kinetic Concepts, Inc. (a)(d)	566,000	22,589,060
Medtronic, Inc.	449,521	23,262,712
Mingyuan Medicare Development Co. Ltd.	9,580,000	1,326,929
Osteotech, Inc. (a)	19,200	109,248
Quidel Corp. (a)	201,074	3,321,742
St. Jude Medical, Inc. (a)	37,200	1,520,736
Steris Corp.	122,375	3,519,505
Stryker Corp.	96,500	6,067,920
Terumo Corp.	17,800	908,736
The Spectranetics Corp. (a)	50,050	493,493
ThermoGenesis Corp. (a)	282,134	394,988
Varian Medical Systems, Inc. (a)	73,413	3,806,464
		115,851,210
Health Care Providers & Services - 1.9%
athenahealth, Inc.	114,863	3,533,186
Centene Corp. (a)	320,391	5,379,365
Emeritus Corp. (a)	381,628	5,579,401
Health Grades, Inc. (a)	219,092	983,723
Health Net, Inc. (a)	59,200	1,424,352
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc.	109,700	$ 2,064,554
Laboratory Corp. of America Holdings (a)(d)	69,947	4,870,410
Lincare Holdings, Inc. (a)	264,679	7,516,884
Medial Saude SA	196,000	2,281,287
Message Co. Ltd.	279	373,174
Molina Healthcare, Inc. (a)(d)	109,934	2,675,794
U.S. Physical Therapy, Inc. (a)	201,314	3,303,563
		39,985,693
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	138,423	1,717,829
Eclipsys Corp. (a)	218,548	4,012,541
HLTH Corp. (a)	268,439	3,038,729
iCAD, Inc. (a)	62,420	184,763
		8,953,862
Life Sciences Tools & Services - 3.5%
Albany Molecular Research, Inc. (a)	100	1,327
Applera Corp. - Celera Genomics Group (a)	100	1,136
Bio-Rad Laboratories, Inc. Class A (a)	100	8,089
Bruker BioSciences Corp. (a)	181,465	2,331,825
Harvard Bioscience, Inc. (a)	468,762	2,179,743
Invitrogen Corp. (a)	13,800	541,788
PerkinElmer, Inc.	287,073	7,994,983
QIAGEN NV (a)	1,022,500	20,582,925
Sequenom, Inc. (a)(d)	109,620	1,749,535
Strategic Diagnostics, Inc. (a)	243,765	887,305
Thermo Fisher Scientific, Inc. (a)	616,844	34,376,716
Varian, Inc. (a)	73,000	3,727,380
Waters Corp. (a)	180	11,610
		74,394,362
Pharmaceuticals - 1.8%
Abbott Laboratories	3,700	195,989
Akorn, Inc. (a)	193,839	641,607
Allergan, Inc.	182,002	9,473,204
Ardea Biosciences, Inc. (a)	42,081	539,478
Endo Pharmaceuticals Holdings, Inc. (a)	834,603	20,189,047
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Obagi Medical Products, Inc. (a)	11,800	$ 100,890
Teva Pharmaceutical Industries Ltd. sponsored ADR	159,300	7,295,940
		38,436,155
TOTAL HEALTH CARE		303,250,365
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.5%
Ceradyne, Inc. (a)	20,620	707,266
Raytheon Co.	183,044	10,301,716
		11,008,982
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	42,129	73,208
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	78,274	677,853
Building Products - 0.3%
Ameron International Corp.	28,978	3,476,780
Blue Star Ltd.	86,825	757,924
Lennox International, Inc.	47,833	1,385,244
		5,619,948
Commercial Services & Supplies - 2.1%
Administaff, Inc.	120	3,347
Allied Waste Industries, Inc. (a)	652,600	8,235,812
American Ecology Corp.	51,536	1,521,858
CDI Corp.	23,600	600,384
Copart, Inc. (a)	83,700	3,584,034
Fuel Tech, Inc. (a)(d)	320,161	5,641,237
Intertek Group PLC	100	1,959
JobStreet Corp. Bhd	661,900	358,550
Manpower, Inc.	60,500	3,523,520
Moshi Moshi Hotline, Inc.	125,750	3,192,165
R.R. Donnelley & Sons Co.	111,828	3,320,173
Randstad Holdings NV	140,740	4,898,010
Republic Services, Inc.	46,800	1,389,960
Sinomem Technology Ltd. (a)	523,000	246,027
Taiwan Secom Co.	1,000	1,901
The Brink's Co.	38,400	2,512,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Management, Inc.	106,780	$ 4,026,674
Waste Services, Inc. (a)	29,332	206,497
		43,264,236
Construction & Engineering - 0.4%
Insituform Technologies, Inc. Class A (a)	100	1,523
IVRCL Infrastructures & Projects Ltd.	204,647	1,447,736
KBR, Inc.	91,041	3,178,241
LANCO Infratech Ltd. (a)	178	1,174
Maire Tecnimont SpA	241,000	1,601,745
Midas Holdings Ltd.	625,000	408,857
Nagarjuna Construction Co. Ltd.	68,179	212,970
Pike Electric Corp. (a)	15,700	260,777
Pratibha Industries Ltd.	35,560	176,682
Shaw Group, Inc. (a)	189	11,678
Taihei Dengyo Kaisha Ltd.	165,000	1,512,222
		8,813,605
Electrical Equipment - 2.0%
Acuity Brands, Inc.	11,300	543,304
Cooper Industries Ltd. Class A	591,658	23,370,491
Lloyd Electric & Engineering Ltd.	34,881	65,894
Neo-Neon Holdings Ltd.	6,497,000	2,799,695
PowerSecure International, Inc. (a)(d)	180,133	1,307,766
SolarWorld AG	164,500	7,828,134
Vestas Wind Systems AS (a)	52,500	6,835,341
		42,750,625
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	338,448	1,225,130
Teleflex, Inc.	68,800	3,824,592
		5,049,722
Machinery - 4.7%
AGCO Corp. (a)	748,777	39,243,403
Axsys Technologies, Inc. (a)	37,600	1,956,704
Badger Meter, Inc.	21,007	1,061,484
Basin Water, Inc. (a)	191	894
Bell Equipment Ltd.	3,076	14,003
Chart Industries, Inc. (a)	5,200	252,928
Danaher Corp.	19,000	1,468,700
Deere & Co. (d)	409,800	29,558,874
EVA Precision Industrial Holdings Ltd.	2,178,000	564,245
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Haitian International Holdings Ltd.	2,753,000	$ 1,200,449
IDEX Corp.	150	5,526
K-Tron International, Inc. (a)	16,300	2,112,480
MAN AG	43,000	4,768,027
R. STAHL AG	4,025	222,532
Shanthi Gears Ltd.	31,268	41,443
Shin Zu Shing Co. Ltd.	299,500	1,583,690
SPX Corp.	108,967	14,354,223
Uzel Makina Sanayi AS	101,200	64,477
Weichai Power Co. Ltd. (H Shares)	423,000	1,817,372
		100,291,454
Road & Rail - 0.5%
CSX Corp.	180,366	11,328,788
Transportation Infrastructure - 0.0%
Quixote Corp.	9,700	79,831
TOTAL INDUSTRIALS		228,958,252
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.4%
Adtran, Inc.	245,759	5,858,895
Airspan Networks, Inc. (a)	149	112
Alvarion Ltd. (a)	100	706
Cipherlab Co. Ltd.	102,000	157,942
Comtech Telecommunications Corp. (a)	326,070	15,977,430
Juniper Networks, Inc. (a)	1,909,292	42,348,097
MIC Electronics Ltd.	455,878	1,114,475
Nokia Corp. sponsored ADR	98,200	2,405,900
Polycom, Inc. (a)	150,700	3,671,052
Sandvine Corp. (a)	420,600	581,788
		72,116,397
Computers & Peripherals - 1.3%
Acer, Inc.	2,954,205	5,820,231
ASUSTeK Computer, Inc.	2,528,117	6,879,797
Gemalto NV (a)	51,100	1,854,121
High Tech Computer Corp.	5,000	112,015
I-Chiun Precision Industries Co. Ltd.	1,093,700	1,149,443
Lenovo Group Ltd.	4,450,000	3,013,370
Lenovo Group Ltd. ADR	2,700	36,693
Logitech International SA (a)	26,800	718,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA (Reg.) (a)	43,463	$ 1,162,056
NetApp, Inc. (a)	209,841	4,545,156
Stratasys, Inc. (a)	215	3,969
Sun Microsystems, Inc. (a)	305,296	3,321,620
		28,616,711
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	141	5,011
Arrow Electronics, Inc. (a)	39,200	1,204,224
Ingenico SA	202,800	7,081,050
Ingenico SA	87,700	3,056,902
Jabil Circuit, Inc.	52,600	863,166
Lumax International Corp. Ltd.	101,000	184,344
Measurement Specialties, Inc. (a)	103,109	1,813,687
Mettler-Toledo International, Inc. (a)	132,861	12,603,194
MTS Systems Corp.	58,800	2,109,744
National Instruments Corp.	70,000	1,985,900
Trimble Navigation Ltd. (a)	200	7,140
Universal Display Corp. (a)	75,869	934,706
		31,849,068
Internet Software & Services - 0.6%
Blinkx PLC (a)	450,090	147,418
DA Consortium, Inc. (d)	237	99,229
F@N Communications, Inc. (d)	76	54,406
LBI International AB (a)	19,000	63,654
LivePerson, Inc. (a)	403,286	1,133,234
Open Business Club AG (a)	10,650	569,500
Rediff.com India Ltd. sponsored ADR (a)	200	1,554
Sify Technologies Ltd. sponsored ADR (a)	200	768
Tencent Holdings Ltd.	289,000	2,234,980
ValueClick, Inc. (a)	479,618	7,266,213
WebMD Health Corp. Class A (a)(d)	27,333	762,591
		12,333,547
IT Services - 2.3%
Accenture Ltd. Class A	774,861	31,552,340
Cap Gemini SA	59,800	3,505,913
Ciber, Inc. (a)	241,407	1,499,137
Datacash Group PLC	46,800	263,858
DST Systems, Inc. (a)(d)	42,500	2,339,625
Nihon Unisys Ltd.	118,400	1,825,656
Obic Co. Ltd.	1,120	188,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Online Resources Corp. (a)	386,938	$ 3,230,932
Perot Systems Corp. Class A (a)	327,837	4,920,833
		49,326,394
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	118,000	3,851,520
Semiconductors & Semiconductor Equipment - 4.9%
Aixtron AG	200	2,054
Altera Corp.	1,003,590	20,774,313
ANADIGICS, Inc. (a)(d)	48,876	481,429
ATMI, Inc. (a)	231,761	6,470,767
AuthenTec, Inc.	53,419	556,626
Bright Led Electronics Corp.	1,038,000	1,479,047
Cree, Inc. (a)	179,965	4,105,002
Cymer, Inc. (a)(d)	262,320	7,051,162
Disco Corp.	40,200	1,700,165
Epistar Corp.	1,029,451	1,858,594
Formosa Epitaxy, Inc.	2,599,000	2,076,426
Intersil Corp. Class A (d)	547,010	13,303,283
Kontron AG	155,300	2,126,506
Lam Research Corp. (a)	185,300	6,698,595
National Semiconductor Corp.	49,900	1,024,946
Omnivision Technologies, Inc. (a)	88,340	1,068,031
Opto Technology Corp. (a)	1,340,418	1,117,273
Pericom Semiconductor Corp. (a)	76,009	1,127,974
PMC-Sierra, Inc. (a)	1,457,628	11,150,854
Powertech Technology, Inc.	267,950	940,160
Richtek Technology Corp.	444,000	3,452,179
Rubicon Technology, Inc.	9,100	184,912
Techwell, Inc. (a)(d)	25,800	317,856
Tekcore Co. Ltd.	296,000	220,393
Xilinx, Inc.	640,726	16,178,332
		105,466,879
Software - 4.2%
Adobe Systems, Inc. (a)	522,330	20,574,579
Ansys, Inc. (a)	110,425	5,203,226
Aspen Technology, Inc. (a)	279,200	3,713,360
Autonomy Corp. PLC (a)	484,212	8,679,845
Electronic Arts, Inc. (a)	30,500	1,355,115
Giant Interactive Group, Inc. ADR (d)	154,700	1,874,964
Global Digital Creations Holdings Ltd. (a)	1,224,000	56,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	421,100	$ 4,901,604
Kingdee International Software Group Co. Ltd.	5,206,000	1,068,274
Longtop Financial Technologies Ltd. ADR (d)	94,300	1,561,608
Macrovision Solutions Corp. (a)(d)	452,025	6,762,294
NDS Group PLC sponsored ADR (a)	33,100	1,959,520
Oracle Corp. (a)	522,400	10,970,400
Perfect World Co. Ltd. sponsored ADR Class B (d)	161,400	4,033,386
Quality Systems, Inc.	5,525	161,772
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	170,600	4,631,790
Solera Holdings, Inc.	40,800	1,128,528
SuccessFactors, Inc.	216	2,365
Ubisoft Entertainment SA (a)	108,100	9,453,538
Vizrt Ltd.	30,400	150,609
Yedang Online Corp.	24,954	286,142
		88,529,431
TOTAL INFORMATION TECHNOLOGY		392,089,947
MATERIALS - 11.8%
Chemicals - 1.6%
Albemarle Corp.	84,745	3,382,173
Asian Paints India Ltd.	8,512	227,869
Ecolab, Inc.	204	8,770
FMC Corp.	88,648	6,864,901
Kuraray Co. Ltd.	28,400	338,665
Landec Corp. (a)	152	983
Nalco Holding Co.	401,788	8,497,816
Sensient Technologies Corp.	380,044	10,702,039
Syngenta AG sponsored ADR	40,500	2,620,350
Tokuyama Corp.	154,000	1,145,952
		33,789,518
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	203,100	8,467,239
Metals & Mining - 9.7%
Africa Cellular Towers Ltd. (a)	800	169
Alamos Gold, Inc. (a)	767,700	4,631,731
Aquarius Platinum Ltd. (Australia)	125,100	2,005,391
Barrick Gold Corp.	1,081,000	49,428,960
Centerra Gold, Inc. (a)	57,400	268,601
Eldorado Gold Corp. (a)	2,286,000	19,488,243
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	113,600	$ 5,238,962
Hecla Mining Co. (a)(d)	237,352	2,197,880
High River Gold Mines Ltd. (a)	3,131,800	4,731,419
IAMGOLD Corp.	996,700	5,964,458
Jaguar Mining, Inc. (a)	103,500	1,000,123
Lihir Gold Ltd. (a)	914,989	2,886,138
Maharashtra Seamless Ltd.	16,870	113,921
Newcrest Mining Ltd.	371,979	10,449,402
Newmont Mining Corp.	1,813,410	94,587,459
Randgold Resources Ltd. sponsored ADR	39,200	1,810,256
Shore Gold, Inc. (a)	194,100	508,409
Yamana Gold, Inc.	126,933	2,111,918
		207,423,440
Paper & Forest Products - 0.1%
Glatfelter	15,200	205,352
Gunns Ltd.	365,395	833,767
		1,039,119
TOTAL MATERIALS		250,719,316
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
LG Dacom Corp.	60,490	962,406
Verizon Communications, Inc.	270,098	9,561,469
		10,523,875
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	200	1,900
TOTAL TELECOMMUNICATION SERVICES		10,525,775
UTILITIES - 0.3%
Electric Utilities - 0.1%
Pepco Holdings, Inc.	97,300	2,495,745
Gas Utilities - 0.0%
Aegis Logistics Ltd.	15,164	59,607
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
RWE AG	22,900	$ 2,891,257
TOTAL UTILITIES		5,446,609
TOTAL COMMON STOCKS (Cost $1,836,817,152)		1,972,902,679
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 2.38% (b)	145,661,588	145,661,588
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	132,221,473	132,221,473
TOTAL MONEY MARKET FUNDS (Cost $277,883,061)		277,883,061
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,114,700,213)		2,250,785,740
NET OTHER ASSETS - (5.7)%		(122,249,943)
NET ASSETS - 100%		$ 2,128,535,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 810,542
Fidelity Securities Lending Cash Central Fund	892,109
Total	$ 1,702,651
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,250,785,740	$ 2,156,259,347	$ 94,461,916	$ 64,477
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(96,242)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	160,719
Ending Balance	$ 64,477

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	4.7%
Japan	3.5%
Bermuda	2.8%
Taiwan	1.5%
Netherlands	1.4%
Cayman Islands	1.3%
France	1.0%
Others (individually less than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $126,976,325) - See accompanying schedule: Unaffiliated issuers (cost $1,836,817,152)	$ 1,972,902,679
Fidelity Central Funds (cost $277,883,061)	277,883,061
Total Investments (cost $2,114,700,213)		$ 2,250,785,740
Cash		205,069
Foreign currency held at value (cost $6,330,155)		6,330,791
Receivable for investments sold		51,570,764
Receivable for fund shares sold		3,254,081
Dividends receivable		1,934,175
Distributions receivable from Fidelity Central Funds		335,881
Prepaid expenses		3,147
Other receivables		368,821
Total assets		2,314,788,469

Liabilities
Payable for investments purchased	$ 47,948,512
Payable for fund shares redeemed	3,762,007
Accrued management fee	1,009,098
Distribution fees payable	682,249
Other affiliated payables	531,219
Other payables and accrued expenses	98,114
Collateral on securities loaned, at value	132,221,473
Total liabilities		186,252,672

Net Assets		$ 2,128,535,797
Net Assets consist of:
Paid in capital		$ 2,032,300,480
Accumulated net investment loss		(913,970)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,915,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		136,064,904
Net Assets		$ 2,128,535,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($738,630,874 ÷ 46,814,304 shares)	$ 15.78

Maximum offering price per share (100/94.25 of $15.78)	$ 16.74
Class T: Net Asset Value and redemption price per share ($514,842,088 ÷ 32,731,924 shares)	$ 15.73

Maximum offering price per share (100/96.50 of $15.73)	$ 16.30
Class B: Net Asset Value and offering price per share ($95,094,543 ÷ 6,142,928 shares)A	$ 15.48

Class C: Net Asset Value and offering price per share ($260,639,556 ÷ 16,830,840 shares)A	$ 15.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($519,328,736 ÷ 32,673,117 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 10,478,236
Interest		5,597
Income from Fidelity Central Funds (including $892,109 from security lending)		1,702,651
Total income		12,186,484

Expenses
Management fee	$ 5,821,653
Transfer agent fees	2,774,959
Distribution fees	4,001,402
Accounting and security lending fees	326,162
Custodian fees and expenses	79,682
Independent trustees' compensation	4,462
Registration fees	105,029
Audit	35,158
Legal	3,056
Miscellaneous	292,987
Total expenses before reductions	13,444,550
Expense reductions	(119,770)	13,324,780
Net investment income (loss)		(1,138,296)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $60,056)	(32,706,153)
Foreign currency transactions	(60,123)
Total net realized gain (loss)		(32,766,276)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $502,453)	(124,040,341)
Assets and liabilities in foreign currencies	(15,482)
Total change in net unrealized appreciation (depreciation)		(124,055,823)
Net gain (loss)		(156,822,099)
Net increase (decrease) in net assets resulting from operations		$ (157,960,395)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,138,296)	$ (441,124)
Net realized gain (loss)	(32,766,276)	203,424,238
Change in net unrealized appreciation (depreciation)	(124,055,823)	56,833,880
Net increase (decrease) in net assets resulting from operations	(157,960,395)	259,816,994
Distributions to shareholders from net realized gain	(9,810,608)	(179,831,325)
Share transactions - net increase (decrease)	96,828,655	453,042,270
Total increase (decrease) in net assets	(70,942,348)	533,027,939

Net Assets
Beginning of period	2,199,478,145	1,666,450,206
End of period (including accumulated net investment loss of $913,970 and undistributed net investment income of $224,326, respectively)	$ 2,128,535,797	$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- K	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	(1.19)	2.40	1.72	2.14	2.54
Total from investment operations	(1.19)	2.42	1.73	2.15	2.52
Distributions from net realized gain	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 15.78	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	(7.00)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.16% A	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.16% A	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.15% A	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.02% A	.12%	.07%	.04% H	(.53)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 738,631	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	(1.18)	2.38	1.72	2.13	2.54
Total from investment operations	(1.20)	2.37	1.71	2.11	2.51
Distributions from net realized gain	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 15.73	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	(7.08)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.37% A	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.37% A	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.36% A	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.19)% A	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,842	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(1.17)	2.35	1.71	2.13	2.54
Total from investment operations	(1.23)	2.24	1.60	2.04	2.48
Distributions from net realized gain	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 15.48	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	(7.35)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.94% A	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.94% A	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.93% A	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.76)% A	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,095	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(1.17)	2.36	1.71	2.12	2.55
Total from investment operations	(1.23)	2.25	1.61	2.03	2.49
Distributions from net realized gain	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 15.49	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	(7.35)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.92% A	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.92% A	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.91% A	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.74)% A	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,640	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	(1.20)	2.41	1.73	2.15	2.55
Total from investment operations	(1.18)	2.48	1.78	2.19	2.54
Distributions from net realized gain	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 15.89	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	(6.90)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.92% A	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.92% A	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.90% A	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.26% A	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,329	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 283,561,164
Unrealized depreciation	(155,272,964)
Net unrealized appreciation (depreciation)	$ 128,288,200
Cost for federal income tax purposes	$ 2,122,497,540

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,452,970,237 and $1,507,294,547, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

In December 2006, the Board of Trustees approved a new management contract, subject to shareholder approval, to add a performance adjustment to the management fee. The proposal did not receive the number of votes required for approval at the shareholder meeting on June 18, 2008 and, as a result, no changes were made to the Fund's management contract.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 886,070	$ 65,191
Class T	.25%	.25%	1,326,534	-
Class B	.75%	.25%	487,116	366,578
Class C	.75%	.25%	1,301,682	259,526
			$ 4,001,402	$ 691,295

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 152,807
Class T	33,561
Class B *	124,854
Class C *	14,056
$ 325,278

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 965,067.27
Class T	607,488.23
Class B	147,356.30
Class C	368,600.28
Institutional Class	686,448.28
	$ 2,774,959

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,401 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,059 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115,065 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,101. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,208
Institutional Class	396
$ 3,604

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,210, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Class A	$ 3,280,994	$ 59,309,715
Class T	2,540,410	49,030,694
Class B	469,080	8,205,622
Class C	1,243,924	21,817,267
Institutional Class	2,276,200	41,468,027
Total	$ 9,810,608	$ 179,831,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	10,372,170	19,310,750	$ 165,575,365	$ 342,596,860
Reinvestment of distributions	201,755	3,312,437	3,142,630	56,687,056
Shares redeemed	(6,128,416)	(7,679,752)	(96,973,270)	(135,175,983)
Net increase (decrease)	4,445,509	14,943,435	$ 71,744,725	$ 264,107,933
Class T
Shares sold	4,020,908	8,779,542	$ 64,048,634	$ 151,497,744
Reinvestment of distributions	157,828	2,771,536	2,451,294	47,293,695
Shares redeemed	(6,592,486)	(14,025,847)	(104,489,770)	(247,603,331)
Net increase (decrease)	(2,413,750)	(2,474,769)	$ (37,989,842)	$ (48,811,892)
Class B
Shares sold	634,644	1,292,832	$ 9,902,719	$ 22,287,979
Reinvestment of distributions	28,723	455,792	440,199	7,680,598
Shares redeemed	(822,761)	(1,274,410)	(12,789,529)	(21,843,575)
Net increase (decrease)	(159,394)	474,214	$ (2,446,611)	$ 8,125,002
Class C
Shares sold	1,994,503	4,715,910	$ 31,261,216	$ 81,231,656
Reinvestment of distributions	71,057	1,127,348	1,089,289	19,002,351
Shares redeemed	(1,948,807)	(2,609,803)	(30,282,629)	(45,145,660)
Net increase (decrease)	116,753	3,233,455	$ 2,067,876	$ 55,088,347
Institutional Class
Shares sold	8,437,880	14,201,115	$ 135,143,712	$ 257,197,951
Reinvestment of distributions	132,644	2,206,743	2,080,444	38,003,683
Shares redeemed	(4,630,356)	(6,654,563)	(73,771,649)	(120,668,754)
Net increase (decrease)	3,940,168	9,753,295	$ 63,452,507	$ 174,532,880

13. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One Mid Cap Equity Fund ("Mid Cap Equity Fund") approved an Agreement and Plan of Reorganization between the Fund and Mid Cap Equity Fund. The agreement provides for the transfer of all the assets of Mid Cap Equity Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of Mid Cap Equity Fund following the merger) in exchange solely for the number of shares

Semiannual Report

13. Proposed Reorganization - continued

of Class A of the Fund with an equal dollar value of the outstanding shares of Class A and Class B of Mid Cap Equity Fund on the day the reorganization is effective.

A meeting of the shareholders of Mid Cap Equity Fund is expected to be held in September 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 24, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000
PROPOSAL 3

To approve an amended management contract for Fidelity Advisor Mid Cap II Fund that includes adding a performance adjustment component to the management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	768,145,179.69	63.264
Against	230,952,921.99	19.022
Abstain	44,734,224.16	3.684
Broker Non-Votes	170,348,662.24	14.030
TOTAL	1,214,180,988.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0808
1.801445.103

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Institutional Class

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Class A
Actual	$ 1,000.00	$ 930.00	$ 5.57
HypotheticalA	$ 1,000.00	$ 1,019.10	$ 5.82
Class T
Actual	$ 1,000.00	$ 929.20	$ 6.57
HypotheticalA	$ 1,000.00	$ 1,018.05	$ 6.87
Class B
Actual	$ 1,000.00	$ 926.50	$ 9.29
HypotheticalA	$ 1,000.00	$ 1,015.22	$ 9.72
Class C
Actual	$ 1,000.00	$ 926.50	$ 9.20
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.62
Institutional Class
Actual	$ 1,000.00	$ 931.00	$ 4.42
HypotheticalA	$ 1,000.00	$ 1,020.29	$ 4.62

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.16%
Class T	1.37%
Class B	1.94%
Class C	1.92%
Institutional Class	.92%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	4.4	0.9
Barrick Gold Corp.	2.3	1.1
Weatherford International Ltd.	2.1	1.3
Juniper Networks, Inc.	2.0	2.5
AGCO Corp.	1.8	2.0
Wal-Mart Stores, Inc.	1.7	0.3
Thermo Fisher Scientific, Inc.	1.6	0.9
Accenture Ltd. Class A	1.5	0.4
Janus Capital Group, Inc.	1.5	0.2
Deere & Co.	1.4	1.6
	20.3
Top Five Market Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.4	20.0
Health Care	14.2	13.0
Energy	13.8	12.8
Materials	11.8	8.4
Industrials	10.8	13.6
Asset Allocation (% of fund's net assets)
As of June 30, 2008 *		As of December 31, 2007 **
	Stocks 92.7%		Stocks 99.3%
	Short-Term Investments and Net Other Assets 7.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	22.0%	** Foreign investments	26.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 2.0%
Amerigon, Inc. (a)	115,117	$ 818,482
Autoliv, Inc.	30	1,399
Automotive Axles Ltd.	4,661	26,220
BorgWarner, Inc.	50,200	2,227,876
Fuel Systems Solutions, Inc. (a)(d)	248,517	9,567,905
Gentex Corp.	1,252,525	18,086,461
Hota Industrial Manufacturing Co. Ltd.	541,700	587,155
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	13,323
New Focus Auto Tech Holdings Ltd.	1,127,910	222,768
Nokian Tyres Ltd.	245,700	11,654,025
		43,205,614
Automobiles - 0.0%
Geely Automobile Holdings Ltd.	7,295,000	832,672
Hyundai Motor Co.	537	36,433
		869,105
Diversified Consumer Services - 0.1%
Benesse Corp.	16,100	652,098
Capella Education Co. (a)	13,600	811,240
Educomp Solutions Ltd.	6,500	390,575
Hillenbrand, Inc.	17,500	374,500
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	20,200	1,180,084
Strayer Education, Inc.	200	41,814
		3,450,311
Hotels, Restaurants & Leisure - 0.9%
Cafe de Coral Holdings Ltd.	162,000	290,872
Jollibee Food Corp.	1,299,300	999,573
Minor International PCL (For. Reg.)	464,420	194,521
P.F. Chang's China Bistro, Inc. (a)(d)	50,172	1,120,842
Papa John's International, Inc. (a)	72,586	1,930,062
Peet's Coffee & Tea, Inc. (a)	192	3,805
Shangri-La Asia Ltd.	250,000	583,539
Sonic Corp. (a)	133,696	1,978,701
St. Marc Holdings Co. Ltd. (d)	141,700	6,086,299
Starbucks Corp. (a)	112,608	1,772,450
Starwood Hotels & Resorts Worldwide, Inc.	81,600	3,269,712
TAJ GVK Hotels & Resorts Ltd.	58,333	140,975
		18,371,351
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.4%
Cyrela Brazil Realty SA	200	$ 2,759
Henry Boot PLC	102,500	221,256
Newell Rubbermaid, Inc.	37,920	636,677
Sharp Corp.	112,000	1,824,029
Sharp Corp. ADR	153,700	2,511,458
Whirlpool Corp.	39,000	2,407,470
Woongjin Coway Co. Ltd.	15,650	459,106
		8,062,755
Internet & Catalog Retail - 1.3%
Priceline.com, Inc. (a)(d)	237,878	27,465,394
Leisure Equipment & Products - 0.6%
Giant Manufacturing Co. Ltd.	1,135,000	3,047,557
Hasbro, Inc.	185,500	6,626,060
Mizuno Corp.	30,000	174,351
Nikon Corp.	86,000	2,511,185
SHIMANO, Inc.	5,400	271,106
		12,630,259
Media - 0.6%
Cinemax India Ltd.	63,270	144,506
Clear Media Ltd. (a)	1,000	872
Entertainment Network (India) Ltd. (a)	23,177	198,136
Eros International PLC (a)	267,600	1,498,250
Inox Leisure Ltd.	74,668	126,621
Marvel Entertainment, Inc. (a)(d)	266,256	8,557,468
PVR Ltd.	82,480	309,804
Trader Classified Media NV (NY Shares) Class A	8,000	1,008
ValueCommerce Co. Ltd. (a)	193	43,176
VisionChina Media, Inc. ADR (d)	144,000	2,285,280
Voyager Learning Co. (a)	9,800	53,410
		13,218,531
Multiline Retail - 0.1%
Pantaloon Retail India Ltd.	103,096	1,019,811
Ryohin Keikaku Co. Ltd.	21,700	1,160,985
		2,180,796
Specialty Retail - 2.5%
ABC-Mart, Inc.	461,700	11,872,472
Belle International Holdings Ltd.	205,000	184,565
Brown Shoe Co., Inc.	112,835	1,528,914
Gamestop Corp. Class A (a)(d)	410,275	16,575,110
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Golfsmith International Holdings, Inc. (a)	100	$ 228
Hot Topic, Inc. (a)	640,860	3,467,053
Inditex SA	213	9,764
Nafco Co. Ltd.	400	6,217
Nitori Co. Ltd.	48,050	2,471,182
Otsuka Kagu Ltd.	21,300	234,738
Pou Sheng International (Holdings) Ltd.	25,612	7,883
Ross Stores, Inc.	344,809	12,247,616
Sally Beauty Holdings, Inc. (a)(d)	471,082	3,043,190
TJX Companies, Inc.	42,109	1,325,170
		52,974,102
Textiles, Apparel & Luxury Goods - 0.7%
China Dongxiang Group Co. Ltd.	3,832,000	1,548,084
China Ting Group Holdings Ltd.	2,464,000	398,171
Gitanjali Gems Ltd.	30,792	179,028
Hartmarx Corp. (a)	39,807	86,381
Koutons Retail India Ltd.	88,394	1,511,325
Liz Claiborne, Inc.	73,300	1,037,195
Prime Success International Group Ltd.	2,134,000	1,179,588
Shenzhou International Group Holdings Ltd.	40,000	10,670
Stella International Holdings Ltd.	474,000	849,853
VF Corp.	72,438	5,156,137
Yue Yuen Industrial Holdings Ltd.	1,024,500	2,433,389
		14,389,821
TOTAL CONSUMER DISCRETIONARY		196,818,039
CONSUMER STAPLES - 9.5%
Beverages - 1.7%
C&C Group PLC	10,427	57,594
Heineken NV (Bearer)	65,700	3,345,679
Molson Coors Brewing Co. Class B	498,544	27,085,896
The Coca-Cola Co.	118,500	6,159,630
		36,648,799
Food & Staples Retailing - 3.2%
BJ's Wholesale Club, Inc. (a)	77,800	3,010,860
Daikokutenbussan Co. Ltd.	16,300	115,304
Heng Tai Consumables Group Ltd. (a)	6,268,400	803,924
Plant Co. Ltd.	9,800	30,739
Safeway, Inc.	813,849	23,235,389
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Tsuruha Holdings, Inc.	149,900	$ 4,913,597
Valor Co. Ltd.	77,400	726,867
Wal-Mart Stores, Inc.	634,900	35,681,380
		68,518,060
Food Products - 4.0%
Britannia Industries Ltd.	6,665	223,409
Cal-Maine Foods, Inc. (d)	127,284	4,199,099
Calavo Growers, Inc.	6,506	79,699
CCL Products (India) Ltd.	25,053	93,956
Cermaq ASA	50,000	595,498
Chaoda Modern Agriculture (Holdings) Ltd.	464,000	585,560
Chiquita Brands International, Inc. (a)(d)	107,800	1,635,326
ConAgra Foods, Inc. (d)	495,560	9,554,397
Corn Products International, Inc.	556,858	27,347,296
Del Monte Foods Co.	309,300	2,196,030
Golden Agri-Resources Ltd.	276,000	182,580
Hokuto Corp.	143,500	3,473,791
Hormel Foods Corp.	605,064	20,941,265
Kellogg Co.	117,700	5,651,954
REI Agro Ltd. (a)	177	5,626
Sara Lee Corp.	175,953	2,155,424
Tasty Baking Co.	50,231	273,759
Toyo Suisan Kaisha Ltd.	260,000	5,877,643
		85,072,312
Household Products - 0.3%
Clorox Co.	71,444	3,729,377
Pigeon Corp.	45,300	910,992
Procter & Gamble Co.	2,400	145,944
		4,786,313
Personal Products - 0.3%
Beiersdorf AG	800	58,732
Concern Kalina OJSC sponsored ADR	30,300	1,015,976
Dabur India Ltd.	326,985	602,100
Godrej Consumer Products Ltd.	44,723	140,117
Hengan International Group Co. Ltd.	946,000	2,790,471
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Natura Cosmeticos SA	200	$ 2,077
Shiseido Co. Ltd. sponsored ADR	71,900	1,640,758
		6,250,231
TOTAL CONSUMER STAPLES		201,275,715
ENERGY - 13.8%
Energy Equipment & Services - 10.1%
Dresser-Rand Group, Inc. (a)	573,400	22,419,940
ENSCO International, Inc.	351,710	28,397,065
Grey Wolf, Inc. (a)	700	6,321
Helix Energy Solutions Group, Inc. (a)(d)	235,934	9,824,292
ION Geophysical Corp. (a)(d)	470,764	8,214,832
Lufkin Industries, Inc.	8,000	666,240
Nabors Industries Ltd. (a)	514,032	25,305,795
National Oilwell Varco, Inc. (a)	142,811	12,670,192
Newpark Resources, Inc. (a)	2,346,981	18,447,271
Parker Drilling Co. (a)(d)	1,031,889	10,329,209
Patterson-UTI Energy, Inc.	350,783	12,642,219
Pioneer Drilling Co. (a)(d)	75,112	1,412,857
Pride International, Inc. (a)	314,059	14,851,850
Rowan Companies, Inc.	122,600	5,731,550
Weatherford International Ltd. (a)	890,300	44,149,977
Willbros Group, Inc. (a)	14,100	617,721
		215,687,331
Oil, Gas & Consumable Fuels - 3.7%
Brigham Exploration Co. (a)	17,330	274,334
Canadian Natural Resources Ltd.	54,500	5,391,455
Chesapeake Energy Corp.	272,675	17,985,643
Comstock Resources, Inc. (a)	34,979	2,953,277
Denbury Resources, Inc. (a)	120,456	4,396,644
Forest Oil Corp. (a)	14,200	1,057,900
Holly Corp.	260,977	9,635,271
Hugoton Royalty Trust	20,400	754,800
International Coal Group, Inc. (a)(d)	1,435,622	18,734,867
Murphy Oil Corp.	2,700	264,735
Oil Search Ltd.	269,409	1,756,412
Patriot Coal Corp. (a)	10	1,533
Rosetta Resources, Inc. (a)	123,379	3,516,302
Swift Energy Co. (a)(d)	85,500	5,648,130
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	145,200	$ 2,870,604
Valero Energy Corp.	93,350	3,844,153
		79,086,060
TOTAL ENERGY		294,773,391
FINANCIALS - 4.2%
Capital Markets - 1.8%
JAFCO Co. Ltd.	12,300	420,562
Janus Capital Group, Inc. (d)	1,191,929	31,550,361
Marusan Securities Co. Ltd. (d)	705,100	4,436,554
Sparx Group Co. Ltd.	3,139	1,085,116
W.P. Carey & Co. LLC	43,681	1,254,082
		38,746,675
Commercial Banks - 0.7%
Allahabad Bank	242,596	317,312
Aozora Bank Ltd.	149,000	341,045
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	197,147	3,191,810
Bank of Baroda	322,360	1,557,871
Bank of India	27,241	137,760
Boston Private Financial Holdings, Inc.	1,154	6,543
Corporation Bank Ltd.	147,100	894,490
Fifth Third Bancorp	34,200	348,156
Hiroshima Bank Ltd.	40,000	178,213
Iyo Bank Ltd.	55,000	643,950
Juroku Bank Ltd.	311,000	1,526,219
National Penn Bancshares, Inc.	15,661	207,978
Oriental Bank of Commerce	40,643	133,321
Sumitomo Trust & Banking Co. Ltd.	620,600	4,337,448
The Jammu & Kashmir Bank Ltd.	101	1,246
UCO Bank	307,126	230,005
Union Bank of India	169,878	455,578
Wachovia Corp.	65,300	1,014,109
		15,523,054
Consumer Finance - 0.0%
African Dawn Capital Ltd. (a)	93,600	56,653
Capital One Financial Corp.	14,600	554,946
		611,599
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.4%
Admiral Group PLC	216	$ 3,418
Protective Life Corp.	89,156	3,392,386
Reinsurance Group of America, Inc.	107,124	4,662,036
		8,057,840
Real Estate Investment Trusts - 0.6%
General Growth Properties, Inc.	37,200	1,303,116
Senior Housing Properties Trust (SBI)	497,505	9,716,273
SL Green Realty Corp.	13,600	1,124,992
		12,144,381
Real Estate Management & Development - 0.5%
Ayala Land, Inc.	3,521,280	753,803
Babis Vovos International Technical SA (a)	2,800	92,172
Capital & Regional PLC	99,406	375,645
Cyrela Commercial Properties SA Empreendimentos e Participações	220	1,496
Hopson Development Holdings Ltd.	414,000	465,649
Kenedix, Inc.	4,956	6,068,667
Megaworld Corp.	2,953,000	80,336
New World China Land Ltd.	2,364,400	1,225,070
Robinsons Land Corp.	522,000	86,137
Shun Tak Holdings Ltd.	354,000	331,425
Songbird Estates PLC Class B	140,800	322,637
SPG Land (Holdings) Ltd.	283,000	135,743
		9,938,780
Thrifts & Mortgage Finance - 0.2%
Fannie Mae	54,400	1,061,344
Farmer Mac Class C (non-vtg.)	95,850	2,375,163
Housing Development Finance Corp. Ltd.	12,813	586,434
		4,022,941
TOTAL FINANCIALS		89,045,270
HEALTH CARE - 14.2%
Biotechnology - 1.2%
3SBio, Inc. sponsored ADR (a)	13,100	118,686
Alnylam Pharmaceuticals, Inc. (a)	168	4,491
Amylin Pharmaceuticals, Inc. (a)	4,400	111,716
Basilea Pharmaceutica AG (a)	10,253	1,665,304
BioCryst Pharmaceuticals, Inc. (a)(d)	154,761	433,331
Cubist Pharmaceuticals, Inc. (a)	145,259	2,594,326
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp.	172	$ 112
Grifols SA	90,990	2,898,044
Human Genome Sciences, Inc. (a)(d)	332,832	1,734,055
Insmed, Inc. (a)	209,535	82,787
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	218,940
Myriad Genetics, Inc. (a)(d)	137,685	6,267,421
OREXIGEN Therapeutics, Inc. (a)	34,478	272,031
Sangamo Biosciences, Inc. (a)(d)	881,015	8,766,099
Seattle Genetics, Inc. (a)	51,967	439,641
Trubion Pharmaceuticals, Inc. (a)	4,955	22,099
		25,629,083
Health Care Equipment & Supplies - 5.4%
Abiomed, Inc. (a)(d)	42,700	757,925
Angiodynamics, Inc. (a)	100	1,362
Baxter International, Inc.	44,150	2,822,951
Becton, Dickinson & Co.	212,378	17,266,331
Boston Scientific Corp. (a)	374,000	4,596,460
DENTSPLY International, Inc.	118,329	4,354,507
Edwards Lifesciences Corp. (a)	220,668	13,690,243
Haemonetics Corp. (a)	70,586	3,914,700
Insulet Corp.	71,532	1,125,198
Kinetic Concepts, Inc. (a)(d)	566,000	22,589,060
Medtronic, Inc.	449,521	23,262,712
Mingyuan Medicare Development Co. Ltd.	9,580,000	1,326,929
Osteotech, Inc. (a)	19,200	109,248
Quidel Corp. (a)	201,074	3,321,742
St. Jude Medical, Inc. (a)	37,200	1,520,736
Steris Corp.	122,375	3,519,505
Stryker Corp.	96,500	6,067,920
Terumo Corp.	17,800	908,736
The Spectranetics Corp. (a)	50,050	493,493
ThermoGenesis Corp. (a)	282,134	394,988
Varian Medical Systems, Inc. (a)	73,413	3,806,464
		115,851,210
Health Care Providers & Services - 1.9%
athenahealth, Inc.	114,863	3,533,186
Centene Corp. (a)	320,391	5,379,365
Emeritus Corp. (a)	381,628	5,579,401
Health Grades, Inc. (a)	219,092	983,723
Health Net, Inc. (a)	59,200	1,424,352
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
IPC The Hospitalist Co., Inc.	109,700	$ 2,064,554
Laboratory Corp. of America Holdings (a)(d)	69,947	4,870,410
Lincare Holdings, Inc. (a)	264,679	7,516,884
Medial Saude SA	196,000	2,281,287
Message Co. Ltd.	279	373,174
Molina Healthcare, Inc. (a)(d)	109,934	2,675,794
U.S. Physical Therapy, Inc. (a)	201,314	3,303,563
		39,985,693
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	138,423	1,717,829
Eclipsys Corp. (a)	218,548	4,012,541
HLTH Corp. (a)	268,439	3,038,729
iCAD, Inc. (a)	62,420	184,763
		8,953,862
Life Sciences Tools & Services - 3.5%
Albany Molecular Research, Inc. (a)	100	1,327
Applera Corp. - Celera Genomics Group (a)	100	1,136
Bio-Rad Laboratories, Inc. Class A (a)	100	8,089
Bruker BioSciences Corp. (a)	181,465	2,331,825
Harvard Bioscience, Inc. (a)	468,762	2,179,743
Invitrogen Corp. (a)	13,800	541,788
PerkinElmer, Inc.	287,073	7,994,983
QIAGEN NV (a)	1,022,500	20,582,925
Sequenom, Inc. (a)(d)	109,620	1,749,535
Strategic Diagnostics, Inc. (a)	243,765	887,305
Thermo Fisher Scientific, Inc. (a)	616,844	34,376,716
Varian, Inc. (a)	73,000	3,727,380
Waters Corp. (a)	180	11,610
		74,394,362
Pharmaceuticals - 1.8%
Abbott Laboratories	3,700	195,989
Akorn, Inc. (a)	193,839	641,607
Allergan, Inc.	182,002	9,473,204
Ardea Biosciences, Inc. (a)	42,081	539,478
Endo Pharmaceuticals Holdings, Inc. (a)	834,603	20,189,047
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Obagi Medical Products, Inc. (a)	11,800	$ 100,890
Teva Pharmaceutical Industries Ltd. sponsored ADR	159,300	7,295,940
		38,436,155
TOTAL HEALTH CARE		303,250,365
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.5%
Ceradyne, Inc. (a)	20,620	707,266
Raytheon Co.	183,044	10,301,716
		11,008,982
Air Freight & Logistics - 0.0%
Transport Corp. of India Ltd.	42,129	73,208
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	78,274	677,853
Building Products - 0.3%
Ameron International Corp.	28,978	3,476,780
Blue Star Ltd.	86,825	757,924
Lennox International, Inc.	47,833	1,385,244
		5,619,948
Commercial Services & Supplies - 2.1%
Administaff, Inc.	120	3,347
Allied Waste Industries, Inc. (a)	652,600	8,235,812
American Ecology Corp.	51,536	1,521,858
CDI Corp.	23,600	600,384
Copart, Inc. (a)	83,700	3,584,034
Fuel Tech, Inc. (a)(d)	320,161	5,641,237
Intertek Group PLC	100	1,959
JobStreet Corp. Bhd	661,900	358,550
Manpower, Inc.	60,500	3,523,520
Moshi Moshi Hotline, Inc.	125,750	3,192,165
R.R. Donnelley & Sons Co.	111,828	3,320,173
Randstad Holdings NV	140,740	4,898,010
Republic Services, Inc.	46,800	1,389,960
Sinomem Technology Ltd. (a)	523,000	246,027
Taiwan Secom Co.	1,000	1,901
The Brink's Co.	38,400	2,512,128
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Management, Inc.	106,780	$ 4,026,674
Waste Services, Inc. (a)	29,332	206,497
		43,264,236
Construction & Engineering - 0.4%
Insituform Technologies, Inc. Class A (a)	100	1,523
IVRCL Infrastructures & Projects Ltd.	204,647	1,447,736
KBR, Inc.	91,041	3,178,241
LANCO Infratech Ltd. (a)	178	1,174
Maire Tecnimont SpA	241,000	1,601,745
Midas Holdings Ltd.	625,000	408,857
Nagarjuna Construction Co. Ltd.	68,179	212,970
Pike Electric Corp. (a)	15,700	260,777
Pratibha Industries Ltd.	35,560	176,682
Shaw Group, Inc. (a)	189	11,678
Taihei Dengyo Kaisha Ltd.	165,000	1,512,222
		8,813,605
Electrical Equipment - 2.0%
Acuity Brands, Inc.	11,300	543,304
Cooper Industries Ltd. Class A	591,658	23,370,491
Lloyd Electric & Engineering Ltd.	34,881	65,894
Neo-Neon Holdings Ltd.	6,497,000	2,799,695
PowerSecure International, Inc. (a)(d)	180,133	1,307,766
SolarWorld AG	164,500	7,828,134
Vestas Wind Systems AS (a)	52,500	6,835,341
		42,750,625
Industrial Conglomerates - 0.3%
Max India Ltd. (a)	338,448	1,225,130
Teleflex, Inc.	68,800	3,824,592
		5,049,722
Machinery - 4.7%
AGCO Corp. (a)	748,777	39,243,403
Axsys Technologies, Inc. (a)	37,600	1,956,704
Badger Meter, Inc.	21,007	1,061,484
Basin Water, Inc. (a)	191	894
Bell Equipment Ltd.	3,076	14,003
Chart Industries, Inc. (a)	5,200	252,928
Danaher Corp.	19,000	1,468,700
Deere & Co. (d)	409,800	29,558,874
EVA Precision Industrial Holdings Ltd.	2,178,000	564,245
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Haitian International Holdings Ltd.	2,753,000	$ 1,200,449
IDEX Corp.	150	5,526
K-Tron International, Inc. (a)	16,300	2,112,480
MAN AG	43,000	4,768,027
R. STAHL AG	4,025	222,532
Shanthi Gears Ltd.	31,268	41,443
Shin Zu Shing Co. Ltd.	299,500	1,583,690
SPX Corp.	108,967	14,354,223
Uzel Makina Sanayi AS	101,200	64,477
Weichai Power Co. Ltd. (H Shares)	423,000	1,817,372
		100,291,454
Road & Rail - 0.5%
CSX Corp.	180,366	11,328,788
Transportation Infrastructure - 0.0%
Quixote Corp.	9,700	79,831
TOTAL INDUSTRIALS		228,958,252
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 3.4%
Adtran, Inc.	245,759	5,858,895
Airspan Networks, Inc. (a)	149	112
Alvarion Ltd. (a)	100	706
Cipherlab Co. Ltd.	102,000	157,942
Comtech Telecommunications Corp. (a)	326,070	15,977,430
Juniper Networks, Inc. (a)	1,909,292	42,348,097
MIC Electronics Ltd.	455,878	1,114,475
Nokia Corp. sponsored ADR	98,200	2,405,900
Polycom, Inc. (a)	150,700	3,671,052
Sandvine Corp. (a)	420,600	581,788
		72,116,397
Computers & Peripherals - 1.3%
Acer, Inc.	2,954,205	5,820,231
ASUSTeK Computer, Inc.	2,528,117	6,879,797
Gemalto NV (a)	51,100	1,854,121
High Tech Computer Corp.	5,000	112,015
I-Chiun Precision Industries Co. Ltd.	1,093,700	1,149,443
Lenovo Group Ltd.	4,450,000	3,013,370
Lenovo Group Ltd. ADR	2,700	36,693
Logitech International SA (a)	26,800	718,240
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Logitech International SA (Reg.) (a)	43,463	$ 1,162,056
NetApp, Inc. (a)	209,841	4,545,156
Stratasys, Inc. (a)	215	3,969
Sun Microsystems, Inc. (a)	305,296	3,321,620
		28,616,711
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	141	5,011
Arrow Electronics, Inc. (a)	39,200	1,204,224
Ingenico SA	202,800	7,081,050
Ingenico SA	87,700	3,056,902
Jabil Circuit, Inc.	52,600	863,166
Lumax International Corp. Ltd.	101,000	184,344
Measurement Specialties, Inc. (a)	103,109	1,813,687
Mettler-Toledo International, Inc. (a)	132,861	12,603,194
MTS Systems Corp.	58,800	2,109,744
National Instruments Corp.	70,000	1,985,900
Trimble Navigation Ltd. (a)	200	7,140
Universal Display Corp. (a)	75,869	934,706
		31,849,068
Internet Software & Services - 0.6%
Blinkx PLC (a)	450,090	147,418
DA Consortium, Inc. (d)	237	99,229
F@N Communications, Inc. (d)	76	54,406
LBI International AB (a)	19,000	63,654
LivePerson, Inc. (a)	403,286	1,133,234
Open Business Club AG (a)	10,650	569,500
Rediff.com India Ltd. sponsored ADR (a)	200	1,554
Sify Technologies Ltd. sponsored ADR (a)	200	768
Tencent Holdings Ltd.	289,000	2,234,980
ValueClick, Inc. (a)	479,618	7,266,213
WebMD Health Corp. Class A (a)(d)	27,333	762,591
		12,333,547
IT Services - 2.3%
Accenture Ltd. Class A	774,861	31,552,340
Cap Gemini SA	59,800	3,505,913
Ciber, Inc. (a)	241,407	1,499,137
Datacash Group PLC	46,800	263,858
DST Systems, Inc. (a)(d)	42,500	2,339,625
Nihon Unisys Ltd.	118,400	1,825,656
Obic Co. Ltd.	1,120	188,100
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Online Resources Corp. (a)	386,938	$ 3,230,932
Perot Systems Corp. Class A (a)	327,837	4,920,833
		49,326,394
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	118,000	3,851,520
Semiconductors & Semiconductor Equipment - 4.9%
Aixtron AG	200	2,054
Altera Corp.	1,003,590	20,774,313
ANADIGICS, Inc. (a)(d)	48,876	481,429
ATMI, Inc. (a)	231,761	6,470,767
AuthenTec, Inc.	53,419	556,626
Bright Led Electronics Corp.	1,038,000	1,479,047
Cree, Inc. (a)	179,965	4,105,002
Cymer, Inc. (a)(d)	262,320	7,051,162
Disco Corp.	40,200	1,700,165
Epistar Corp.	1,029,451	1,858,594
Formosa Epitaxy, Inc.	2,599,000	2,076,426
Intersil Corp. Class A (d)	547,010	13,303,283
Kontron AG	155,300	2,126,506
Lam Research Corp. (a)	185,300	6,698,595
National Semiconductor Corp.	49,900	1,024,946
Omnivision Technologies, Inc. (a)	88,340	1,068,031
Opto Technology Corp. (a)	1,340,418	1,117,273
Pericom Semiconductor Corp. (a)	76,009	1,127,974
PMC-Sierra, Inc. (a)	1,457,628	11,150,854
Powertech Technology, Inc.	267,950	940,160
Richtek Technology Corp.	444,000	3,452,179
Rubicon Technology, Inc.	9,100	184,912
Techwell, Inc. (a)(d)	25,800	317,856
Tekcore Co. Ltd.	296,000	220,393
Xilinx, Inc.	640,726	16,178,332
		105,466,879
Software - 4.2%
Adobe Systems, Inc. (a)	522,330	20,574,579
Ansys, Inc. (a)	110,425	5,203,226
Aspen Technology, Inc. (a)	279,200	3,713,360
Autonomy Corp. PLC (a)	484,212	8,679,845
Electronic Arts, Inc. (a)	30,500	1,355,115
Giant Interactive Group, Inc. ADR (d)	154,700	1,874,964
Global Digital Creations Holdings Ltd. (a)	1,224,000	56,512
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Interactive Intelligence, Inc. (a)	421,100	$ 4,901,604
Kingdee International Software Group Co. Ltd.	5,206,000	1,068,274
Longtop Financial Technologies Ltd. ADR (d)	94,300	1,561,608
Macrovision Solutions Corp. (a)(d)	452,025	6,762,294
NDS Group PLC sponsored ADR (a)	33,100	1,959,520
Oracle Corp. (a)	522,400	10,970,400
Perfect World Co. Ltd. sponsored ADR Class B (d)	161,400	4,033,386
Quality Systems, Inc.	5,525	161,772
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	170,600	4,631,790
Solera Holdings, Inc.	40,800	1,128,528
SuccessFactors, Inc.	216	2,365
Ubisoft Entertainment SA (a)	108,100	9,453,538
Vizrt Ltd.	30,400	150,609
Yedang Online Corp.	24,954	286,142
		88,529,431
TOTAL INFORMATION TECHNOLOGY		392,089,947
MATERIALS - 11.8%
Chemicals - 1.6%
Albemarle Corp.	84,745	3,382,173
Asian Paints India Ltd.	8,512	227,869
Ecolab, Inc.	204	8,770
FMC Corp.	88,648	6,864,901
Kuraray Co. Ltd.	28,400	338,665
Landec Corp. (a)	152	983
Nalco Holding Co.	401,788	8,497,816
Sensient Technologies Corp.	380,044	10,702,039
Syngenta AG sponsored ADR	40,500	2,620,350
Tokuyama Corp.	154,000	1,145,952
		33,789,518
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	203,100	8,467,239
Metals & Mining - 9.7%
Africa Cellular Towers Ltd. (a)	800	169
Alamos Gold, Inc. (a)	767,700	4,631,731
Aquarius Platinum Ltd. (Australia)	125,100	2,005,391
Barrick Gold Corp.	1,081,000	49,428,960
Centerra Gold, Inc. (a)	57,400	268,601
Eldorado Gold Corp. (a)	2,286,000	19,488,243
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	113,600	$ 5,238,962
Hecla Mining Co. (a)(d)	237,352	2,197,880
High River Gold Mines Ltd. (a)	3,131,800	4,731,419
IAMGOLD Corp.	996,700	5,964,458
Jaguar Mining, Inc. (a)	103,500	1,000,123
Lihir Gold Ltd. (a)	914,989	2,886,138
Maharashtra Seamless Ltd.	16,870	113,921
Newcrest Mining Ltd.	371,979	10,449,402
Newmont Mining Corp.	1,813,410	94,587,459
Randgold Resources Ltd. sponsored ADR	39,200	1,810,256
Shore Gold, Inc. (a)	194,100	508,409
Yamana Gold, Inc.	126,933	2,111,918
		207,423,440
Paper & Forest Products - 0.1%
Glatfelter	15,200	205,352
Gunns Ltd.	365,395	833,767
		1,039,119
TOTAL MATERIALS		250,719,316
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
LG Dacom Corp.	60,490	962,406
Verizon Communications, Inc.	270,098	9,561,469
		10,523,875
Wireless Telecommunication Services - 0.0%
Sprint Nextel Corp.	200	1,900
TOTAL TELECOMMUNICATION SERVICES		10,525,775
UTILITIES - 0.3%
Electric Utilities - 0.1%
Pepco Holdings, Inc.	97,300	2,495,745
Gas Utilities - 0.0%
Aegis Logistics Ltd.	15,164	59,607
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.2%
RWE AG	22,900	$ 2,891,257
TOTAL UTILITIES		5,446,609
TOTAL COMMON STOCKS (Cost $1,836,817,152)		1,972,902,679
Money Market Funds - 13.0%

Fidelity Cash Central Fund, 2.38% (b)	145,661,588	145,661,588
Fidelity Securities Lending Cash Central Fund, 2.39% (b)(c)	132,221,473	132,221,473
TOTAL MONEY MARKET FUNDS (Cost $277,883,061)		277,883,061
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $2,114,700,213)		2,250,785,740
NET OTHER ASSETS - (5.7)%		(122,249,943)
NET ASSETS - 100%		$ 2,128,535,797
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 810,542
Fidelity Securities Lending Cash Central Fund	892,109
Total	$ 1,702,651
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,250,785,740	$ 2,156,259,347	$ 94,461,916	$ 64,477
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	0
Total Unrealized Gain (Loss)	(96,242)
Cost of Purchases	0
Proceeds of Sales	0
Amortization/Accretion	0
Transfer in/out of Level 3	160,719
Ending Balance	$ 64,477

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.0%
Canada	4.7%
Japan	3.5%
Bermuda	2.8%
Taiwan	1.5%
Netherlands	1.4%
Cayman Islands	1.3%
France	1.0%
Others (individually less than 1%)	5.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $126,976,325) - See accompanying schedule: Unaffiliated issuers (cost $1,836,817,152)	$ 1,972,902,679
Fidelity Central Funds (cost $277,883,061)	277,883,061
Total Investments (cost $2,114,700,213)		$ 2,250,785,740
Cash		205,069
Foreign currency held at value (cost $6,330,155)		6,330,791
Receivable for investments sold		51,570,764
Receivable for fund shares sold		3,254,081
Dividends receivable		1,934,175
Distributions receivable from Fidelity Central Funds		335,881
Prepaid expenses		3,147
Other receivables		368,821
Total assets		2,314,788,469

Liabilities
Payable for investments purchased	$ 47,948,512
Payable for fund shares redeemed	3,762,007
Accrued management fee	1,009,098
Distribution fees payable	682,249
Other affiliated payables	531,219
Other payables and accrued expenses	98,114
Collateral on securities loaned, at value	132,221,473
Total liabilities		186,252,672

Net Assets		$ 2,128,535,797
Net Assets consist of:
Paid in capital		$ 2,032,300,480
Accumulated net investment loss		(913,970)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(38,915,617)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		136,064,904
Net Assets		$ 2,128,535,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($738,630,874 ÷ 46,814,304 shares)	$ 15.78

Maximum offering price per share (100/94.25 of $15.78)	$ 16.74
Class T: Net Asset Value and redemption price per share ($514,842,088 ÷ 32,731,924 shares)	$ 15.73

Maximum offering price per share (100/96.50 of $15.73)	$ 16.30
Class B: Net Asset Value and offering price per share ($95,094,543 ÷ 6,142,928 shares)A	$ 15.48

Class C: Net Asset Value and offering price per share ($260,639,556 ÷ 16,830,840 shares)A	$ 15.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($519,328,736 ÷ 32,673,117 shares)	$ 15.89

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 10,478,236
Interest		5,597
Income from Fidelity Central Funds (including $892,109 from security lending)		1,702,651
Total income		12,186,484

Expenses
Management fee	$ 5,821,653
Transfer agent fees	2,774,959
Distribution fees	4,001,402
Accounting and security lending fees	326,162
Custodian fees and expenses	79,682
Independent trustees' compensation	4,462
Registration fees	105,029
Audit	35,158
Legal	3,056
Miscellaneous	292,987
Total expenses before reductions	13,444,550
Expense reductions	(119,770)	13,324,780
Net investment income (loss)		(1,138,296)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $60,056)	(32,706,153)
Foreign currency transactions	(60,123)
Total net realized gain (loss)		(32,766,276)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $502,453)	(124,040,341)
Assets and liabilities in foreign currencies	(15,482)
Total change in net unrealized appreciation (depreciation)		(124,055,823)
Net gain (loss)		(156,822,099)
Net increase (decrease) in net assets resulting from operations		$ (157,960,395)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,138,296)	$ (441,124)
Net realized gain (loss)	(32,766,276)	203,424,238
Change in net unrealized appreciation (depreciation)	(124,055,823)	56,833,880
Net increase (decrease) in net assets resulting from operations	(157,960,395)	259,816,994
Distributions to shareholders from net realized gain	(9,810,608)	(179,831,325)
Share transactions - net increase (decrease)	96,828,655	453,042,270
Total increase (decrease) in net assets	(70,942,348)	533,027,939

Net Assets
Beginning of period	2,199,478,145	1,666,450,206
End of period (including accumulated net investment loss of $913,970 and undistributed net investment income of $224,326, respectively)	$ 2,128,535,797	$ 2,199,478,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.05	$ 16.17	$ 14.61	$ 12.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- K	.02	.01	.01 H	(.02)
Net realized and unrealized gain (loss)	(1.19)	2.40	1.72	2.14	2.54
Total from investment operations	(1.19)	2.42	1.73	2.15	2.52
Distributions from net realized gain	(.08)	(1.54)	(.17)	(.06)	-
Net asset value, end of period	$ 15.78	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Total Return B,C,D	(7.00)%	15.02%	11.83%	17.21%	25.20%
Ratios to Average Net Assets F,J
Expenses before reductions	1.16% A	1.14%	1.22%	1.32%	1.79% A
Expenses net of fee waivers, if any	1.16% A	1.14%	1.22%	1.25%	1.30% A
Expenses net of all reductions	1.15% A	1.13%	1.20%	1.18%	1.26% A
Net investment income (loss)	.02% A	.12%	.07%	.04% H	(.53)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 738,631	$ 722,244	$ 443,523	$ 189,864	$ 34,438
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.01	$ 16.12	$ 14.58	$ 12.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	(.01)	(.02) H	(.03)
Net realized and unrealized gain (loss)	(1.18)	2.38	1.72	2.13	2.54
Total from investment operations	(1.20)	2.37	1.71	2.11	2.51
Distributions from net realized gain	(.08)	(1.48)	(.17)	(.04)	-
Net asset value, end of period	$ 15.73	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Total Return B,C,D	(7.08)%	14.74%	11.71%	16.87%	25.10%
Ratios to Average Net Assets F,J
Expenses before reductions	1.37% A	1.33%	1.37%	1.46%	1.96% A
Expenses net of fee waivers, if any	1.37% A	1.33%	1.37%	1.46%	1.55% A
Expenses net of all reductions	1.36% A	1.32%	1.34%	1.39%	1.51% A
Net investment income (loss)	(.19)% A	(.06)%	(.08)%	(.16)% H	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 514,842	$ 597,895	$ 606,383	$ 318,826	$ 60,107
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.79	$ 15.95	$ 14.49	$ 12.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.11)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(1.17)	2.35	1.71	2.13	2.54
Total from investment operations	(1.23)	2.24	1.60	2.04	2.48
Distributions from net realized gain	(.08)	(1.40)	(.14)	(.03)	-
Net asset value, end of period	$ 15.48	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Total Return B,C,D	(7.35)%	14.05%	11.02%	16.34%	24.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.94% A	1.92%	2.01%	2.08%	2.61% A
Expenses net of fee waivers, if any	1.94% A	1.92%	2.00%	2.00%	2.05% A
Expenses net of all reductions	1.93% A	1.91%	1.98%	1.92%	2.01% A
Net investment income (loss)	(.76)% A	(.65)%	(.71)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 95,095	$ 105,828	$ 92,932	$ 56,201	$ 15,527
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 16.80	$ 15.96	$ 14.49	$ 12.49	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.11)	(.10)	(.09) H	(.06)
Net realized and unrealized gain (loss)	(1.17)	2.36	1.71	2.12	2.55
Total from investment operations	(1.23)	2.25	1.61	2.03	2.49
Distributions from net realized gain	(.08)	(1.41)	(.14)	(.03)	-
Net asset value, end of period	$ 15.49	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Total Return B,C,D	(7.35)%	14.14%	11.09%	16.25%	24.90%
Ratios to Average Net Assets F,J
Expenses before reductions	1.92% A	1.89%	1.96%	2.05%	2.53% A
Expenses net of fee waivers, if any	1.92% A	1.89%	1.96%	2.00%	2.05% A
Expenses net of all reductions	1.91% A	1.88%	1.94%	1.93%	2.01% A
Net investment income (loss)	(.74)% A	(.62)%	(.67)%	(.70)% H	(1.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260,640	$ 280,738	$ 215,143	$ 107,286	$ 17,822
Portfolio turnover rate G	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I For the period August 12, 2004 (commencement of operations) to December 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004 H

Selected Per-Share Data
Net asset value, beginning of period	$ 17.15	$ 16.25	$ 14.64	$ 12.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.07	.05	.04 G	(.01)
Net realized and unrealized gain (loss)	(1.20)	2.41	1.73	2.15	2.55
Total from investment operations	(1.18)	2.48	1.78	2.19	2.54
Distributions from net realized gain	(.08)	(1.58)	(.17)	(.09)	-
Net asset value, end of period	$ 15.89	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Total Return B,C	(6.90)%	15.29%	12.15%	17.43%	25.40%
Ratios to Average Net Assets E,I
Expenses before reductions	.92% A	.89%	.96%	1.04%	1.38% A
Expenses net of fee waivers, if any	.92% A	.89%	.96%	1.00%	1.05% A
Expenses net of all reductions	.90% A	.88%	.94%	.93%	1.01% A
Net investment income (loss)	.26% A	.38%	.33%	.29% G	(.28)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,329	$ 492,774	$ 308,470	$ 136,879	$ 6,757
Portfolio turnover rate F	142% A	111%	151%	111%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H For the period August 12, 2004 (commencement of operations) to December 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 283,561,164
Unrealized depreciation	(155,272,964)
Net unrealized appreciation (depreciation)	$ 128,288,200
Cost for federal income tax purposes	$ 2,122,497,540

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,452,970,237 and $1,507,294,547, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

In December 2006, the Board of Trustees approved a new management contract, subject to shareholder approval, to add a performance adjustment to the management fee. The proposal did not receive the number of votes required for approval at the shareholder meeting on June 18, 2008 and, as a result, no changes were made to the Fund's management contract.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 886,070	$ 65,191
Class T	.25%	.25%	1,326,534	-
Class B	.75%	.25%	487,116	366,578
Class C	.75%	.25%	1,301,682	259,526
			$ 4,001,402	$ 691,295

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 152,807
Class T	33,561
Class B *	124,854
Class C *	14,056
$ 325,278

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 965,067.27
Class T	607,488.23
Class B	147,356.30
Class C	368,600.28
Institutional Class	686,448.28
	$ 2,774,959

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,401 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,059 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $115,065 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,101. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 3,208
Institutional Class	396
$ 3,604

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,210, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2008	Year ended December 31, 2007
From net realized gain
Class A	$ 3,280,994	$ 59,309,715
Class T	2,540,410	49,030,694
Class B	469,080	8,205,622
Class C	1,243,924	21,817,267
Institutional Class	2,276,200	41,468,027
Total	$ 9,810,608	$ 179,831,325

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2008	Year ended December 31, 2007	Six months ended June 30, 2008	Year ended December 31, 2007
Class A
Shares sold	10,372,170	19,310,750	$ 165,575,365	$ 342,596,860
Reinvestment of distributions	201,755	3,312,437	3,142,630	56,687,056
Shares redeemed	(6,128,416)	(7,679,752)	(96,973,270)	(135,175,983)
Net increase (decrease)	4,445,509	14,943,435	$ 71,744,725	$ 264,107,933
Class T
Shares sold	4,020,908	8,779,542	$ 64,048,634	$ 151,497,744
Reinvestment of distributions	157,828	2,771,536	2,451,294	47,293,695
Shares redeemed	(6,592,486)	(14,025,847)	(104,489,770)	(247,603,331)
Net increase (decrease)	(2,413,750)	(2,474,769)	$ (37,989,842)	$ (48,811,892)
Class B
Shares sold	634,644	1,292,832	$ 9,902,719	$ 22,287,979
Reinvestment of distributions	28,723	455,792	440,199	7,680,598
Shares redeemed	(822,761)	(1,274,410)	(12,789,529)	(21,843,575)
Net increase (decrease)	(159,394)	474,214	$ (2,446,611)	$ 8,125,002
Class C
Shares sold	1,994,503	4,715,910	$ 31,261,216	$ 81,231,656
Reinvestment of distributions	71,057	1,127,348	1,089,289	19,002,351
Shares redeemed	(1,948,807)	(2,609,803)	(30,282,629)	(45,145,660)
Net increase (decrease)	116,753	3,233,455	$ 2,067,876	$ 55,088,347
Institutional Class
Shares sold	8,437,880	14,201,115	$ 135,143,712	$ 257,197,951
Reinvestment of distributions	132,644	2,206,743	2,080,444	38,003,683
Shares redeemed	(4,630,356)	(6,654,563)	(73,771,649)	(120,668,754)
Net increase (decrease)	3,940,168	9,753,295	$ 63,452,507	$ 174,532,880

13. Proposed Reorganization.

On June 19, 2008, the Board of Trustees of the Fund and the Board of Trustees of the Capital One Mid Cap Equity Fund ("Mid Cap Equity Fund") approved an Agreement and Plan of Reorganization between the Fund and Mid Cap Equity Fund. The agreement provides for the transfer of all the assets of Mid Cap Equity Fund (other than any deferred, accrued or prepaid expenses or any assets necessary to discharge any liabilities of Mid Cap Equity Fund following the merger) in exchange solely for the number of shares

Semiannual Report

13. Proposed Reorganization - continued

of Class A of the Fund with an equal dollar value of the outstanding shares of Class A and Class B of Mid Cap Equity Fund on the day the reorganization is effective.

A meeting of the shareholders of Mid Cap Equity Fund is expected to be held in September 2008 to vote on the reorganization. If approved by shareholders, the reorganization is expected to become effective on or about October 24, 2008. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	25,533,645,076.55	95.758
Withheld	1,131,045,213.53	4.242
TOTAL	26,664,690,290.08	100.000
Dennis J. Dirks
Affirmative	25,686,005,364.53	96.330
Withheld	978,684,925.55	3.670
TOTAL	26,664,690,290.08	100.000
Edward C. Johnson 3d
Affirmative	25,589,947,163.14	95.969
Withheld	1,074,743,126.94	4.031
TOTAL	26,664,690,290.08	100.000
Alan J. Lacy
Affirmative	25,669,138,246.63	96.266
Withheld	995,552,043.45	3.734
TOTAL	26,664,690,290.08	100.000
Ned C. Lautenbach
Affirmative	25,672,946,891.13	96.281
Withheld	991,743,398.95	3.719
TOTAL	26,664,690,290.08	100.000
Joseph Mauriello
Affirmative	25,675,331,192.42	96.290
Withheld	989,359,097.66	3.710
TOTAL	26,664,690,290.08	100.000
Cornelia M. Small
Affirmative	25,677,299,164.74	96.297
Withheld	987,391,125.34	3.703
TOTAL	26,664,690,290.08	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	25,644,596,204.07	96.174
Withheld	1,020,094,086.01	3.826
TOTAL	26,664,690,290.08	100.000
David M. Thomas
Affirmative	25,683,151,595.87	96.319
Withheld	981,538,694.21	3.681
TOTAL	26,664,690,290.08	100.000
Michael E. Wiley
Affirmative	25,681,657,144.60	96.313
Withheld	983,033,145.48	3.687
TOTAL	26,664,690,290.08	100.000
PROPOSAL 2
To amend the Declaration of Trust of Fidelity Advisor Series I to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,366,154,116.59	53.877
Against	3,894,779,838.51	14.607
Abstain	853,635,309.57	3.201
Broker Non-Votes	7,550,121,025.41	28.315
TOTAL	26,664,690,290.08	100.000
PROPOSAL 3

To approve an amended management contract for Fidelity Advisor Mid Cap II Fund that includes adding a performance adjustment component to the management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	768,145,179.69	63.264
Against	230,952,921.99	19.022
Abstain	44,734,224.16	3.684
Broker Non-Votes	170,348,662.24	14.030
TOTAL	1,214,180,988.08	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0808
1.801447.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 7, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 7, 2008